DEFERRED REVENUES (Details Textual) (USD $)				9 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013 Licensing Agreements [Member]
Total Deferred Revenues as of Current Balance Sheet Date	$ 155,556	$ 165,556
Deferred revenues - current	13,333	13,333	13,333
Deferred revenues	142,223	152,223	165,558
Advance payment received		$ 200,000
Finite-Lived Intangible Asset, Useful Life				15 years
Finite-Lived Intangible Assets, Amortization Method				straight line basis